Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Raw materials	—	228,919
Finished goods	4,449,132	2,837,357
Inventories, net	4,449,132	3,066,276

Impairment expenses were USD Nil, USD 116,115 and USD 186,823 which is included in general and administrative expenses - Inventory impairment provision recognized for the year ended March 31 2023, 2024 and 2025, respectively. Inventories recognized in cost of goods sold were USD 28,112,321, USD 21,311,442 and USD 27,617,837 for the year ended March 31, 2023, 2024 and 2025, respectively.